STATEMENT OF OPERATIONS	11 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
General and administrative expenses	$ 1,030,000
Loss from operations	(1,030,000)
Other income (expense)
Income on Trust Account	79,000
Cost of issuance of public and private warrants	(390,000)
Change in fair value of warrant liability	(10,571,000)
Total other expense	(10,882,000)
Loss before income tax provision	(11,912,000)
Net loss	(11,912,000)
Class A Common Stock
Other income (expense)
Income on Trust Account	$ 79,000
Weighted average common shares outstanding - basic and diluted | shares	17,114,000
Net income (loss) per common share ? basic and diluted (in Dollars per share) | $ / shares	$ 0.00
Class B Common Stock
Other income (expense)
Weighted average common shares outstanding - basic and diluted | shares	4,007,500
Net income (loss) per common share ? basic and diluted (in Dollars per share) | $ / shares	$ (2.97)